Fair Value Measurements (Details) - Schedule of Fair Value of Assets and Liabilities Measured on a Recurring Basis - Fair Value, Recurring [Member] - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Fair Value Measurements (Details) - Schedule of Fair Value of Assets and Liabilities Measured on a Recurring Basis [Line Items]
Assets	$ 100,000
Liabilities	57,591	$ 5,174
Fair Value, Inputs, Level 1 [Member]
Fair Value Measurements (Details) - Schedule of Fair Value of Assets and Liabilities Measured on a Recurring Basis [Line Items]
Assets
Liabilities	18,969
Fair Value, Inputs, Level 2 [Member]
Fair Value Measurements (Details) - Schedule of Fair Value of Assets and Liabilities Measured on a Recurring Basis [Line Items]
Assets	100,000
Liabilities
Fair Value, Inputs, Level 3 [Member]
Fair Value Measurements (Details) - Schedule of Fair Value of Assets and Liabilities Measured on a Recurring Basis [Line Items]
Assets
Liabilities	38,622	5,174
Public Warrant [Member]
Fair Value Measurements (Details) - Schedule of Fair Value of Assets and Liabilities Measured on a Recurring Basis [Line Items]
Liabilities	18,969
Public Warrant [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value Measurements (Details) - Schedule of Fair Value of Assets and Liabilities Measured on a Recurring Basis [Line Items]
Liabilities	18,969
Public Warrant [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value Measurements (Details) - Schedule of Fair Value of Assets and Liabilities Measured on a Recurring Basis [Line Items]
Liabilities
Public Warrant [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value Measurements (Details) - Schedule of Fair Value of Assets and Liabilities Measured on a Recurring Basis [Line Items]
Liabilities
Private Warrant [Member]
Fair Value Measurements (Details) - Schedule of Fair Value of Assets and Liabilities Measured on a Recurring Basis [Line Items]
Liabilities	36,951
Private Warrant [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value Measurements (Details) - Schedule of Fair Value of Assets and Liabilities Measured on a Recurring Basis [Line Items]
Liabilities
Private Warrant [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value Measurements (Details) - Schedule of Fair Value of Assets and Liabilities Measured on a Recurring Basis [Line Items]
Liabilities
Private Warrant [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value Measurements (Details) - Schedule of Fair Value of Assets and Liabilities Measured on a Recurring Basis [Line Items]
Liabilities	36,951
Earnout Shares [Member]
Fair Value Measurements (Details) - Schedule of Fair Value of Assets and Liabilities Measured on a Recurring Basis [Line Items]
Liabilities	1,671
Earnout Shares [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value Measurements (Details) - Schedule of Fair Value of Assets and Liabilities Measured on a Recurring Basis [Line Items]
Liabilities
Earnout Shares [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value Measurements (Details) - Schedule of Fair Value of Assets and Liabilities Measured on a Recurring Basis [Line Items]
Liabilities
Earnout Shares [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value Measurements (Details) - Schedule of Fair Value of Assets and Liabilities Measured on a Recurring Basis [Line Items]
Liabilities	1,671
Short-Term Investments [Member]
Fair Value Measurements (Details) - Schedule of Fair Value of Assets and Liabilities Measured on a Recurring Basis [Line Items]
Assets	100,000
Short-Term Investments [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value Measurements (Details) - Schedule of Fair Value of Assets and Liabilities Measured on a Recurring Basis [Line Items]
Assets
Short-Term Investments [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value Measurements (Details) - Schedule of Fair Value of Assets and Liabilities Measured on a Recurring Basis [Line Items]
Assets	100,000
Short-Term Investments [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value Measurements (Details) - Schedule of Fair Value of Assets and Liabilities Measured on a Recurring Basis [Line Items]
Assets
Option Liability [Member]
Fair Value Measurements (Details) - Schedule of Fair Value of Assets and Liabilities Measured on a Recurring Basis [Line Items]
Liabilities		5,174
Option Liability [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value Measurements (Details) - Schedule of Fair Value of Assets and Liabilities Measured on a Recurring Basis [Line Items]
Liabilities
Option Liability [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value Measurements (Details) - Schedule of Fair Value of Assets and Liabilities Measured on a Recurring Basis [Line Items]
Liabilities
Option Liability [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value Measurements (Details) - Schedule of Fair Value of Assets and Liabilities Measured on a Recurring Basis [Line Items]
Liabilities		$ 5,174